UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21708

Name of Fund: Dow 30SM Premium & Dividend Income Fund Inc. (DPD)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Dow 30SM Premium & Dividend

            Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Shares
Industry	Common Stocks	Held	Value
Aerospace & Defense - 8.9%	Boeing Co.	122,550	$6,636,083
	United Technologies Corp.	122,550	7,466,972
			14,103,055
Beverages - 4.2%	The Coca-Cola Co.	122,550	6,580,935
Chemicals - 2.5%	E.I. du Pont de Nemours & Co.	122,550	3,938,757
Communications Equipment - 1.8%	Cisco Systems, Inc. (a)	122,550	2,884,827
Computers & Peripherals - 12.9%	Hewlett-Packard Co.	122,550	5,785,585
	International Business Machines Corp.	122,550	14,658,205
			20,443,790
Consumer Finance - 2.6%	American Express Co.	122,550	4,154,445
Diversified Financial Services - 4.7%	Bank of America Corp. (b)	122,550	2,073,546
	JPMorgan Chase & Co.	122,550	5,370,141
			7,443,687
Diversified Telecommunication Services -	AT&T Inc.	122,550	3,310,075
4.5%	Verizon Communications, Inc.	122,550	3,709,589
			7,019,664
Food & Staples Retailing - 3.8%	Wal-Mart Stores, Inc.	122,550	6,015,980
Food Products - 2.0%	Kraft Foods, Inc.	122,550	3,219,388
Hotels, Restaurants & Leisure - 4.4%	McDonald’s Corp.	122,550	6,993,929
Household Products - 4.5%	The Procter & Gamble Co.	122,550	7,098,096
Industrial Conglomerates - 7.0%	3M Co.	122,550	9,044,190
	General Electric Co.	122,550	2,012,271
			11,056,461
Insurance - 3.8%	The Travelers Cos., Inc.	122,550	6,033,137
Machinery - 4.0%	Caterpillar, Inc.	122,550	6,290,491
Media - 2.1%	Walt Disney Co.	122,550	3,365,223
Metals & Mining - 1.0%	Alcoa, Inc.	122,550	1,607,856
Oil, Gas & Consumable Fuels - 10.8%	Chevron Corp.	122,550	8,631,196
	Exxon Mobil Corp.	122,550	8,408,155
			17,039,351
Pharmaceuticals - 8.5%	Johnson & Johnson	122,550	7,462,069
	Merck & Co., Inc.	122,550	3,876,257
	Pfizer, Inc.	122,550	2,028,203
			13,366,529
Semiconductors & Semiconductor	Intel Corp.	122,550	2,398,303
Equipment - 1.5%
Software - 2.0%	Microsoft Corp.	122,550	3,172,820
Specialty Retail - 2.1%	Home Depot, Inc.	122,550	3,264,732
	Total Common Stocks
	(Cost - $157,319,768) - 99.6%		157,491,456

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
	Short-Term Securities
	Maturity	Discount	Face
	Date	Rate	Amount	Value
Government Bills - 0.7%
U.S. Treasury Bills	10/15/09	0.17%	$1,000,000	$999,989
	Total Short-Term Securities
	(Cost - $999,940) - 0.7%			999,989
	Total Investments Before Options Written
	(Cost - $158,319,708*) - 100.3%			158,491,445
			Number of
	Options Written		Contracts
Call Options Written	3M Co., expiring November 2009 at USD 76.158,
	Broker Deutsche Bank AG		580	(76,200)
	AT&T Inc., expiring October 2009 at USD 26.208,
	Broker JPMorgan Chase		580	(51,620)
	Alcoa, Inc., expiring October 2009 at USD 14.83,
	Broker JPMorgan Chase		580	(15,660)
	American Express Co., expiring October 2009
	at USD 35.33, Broker UBS Warburg		580	(62,234)
	Bank of America Corp., expiring November 2009 at
	USD 17.67, Broker UBS Warburg		580	(40,484)
	Boeing Co., expiring October 2009 at USD 55.265,
	Broker Deutsche Bank AG		580	(85,916)
	Caterpillar, Inc., expiring October 2009
	at USD 56.513, Broker Deutsche Bank AG		580	(37,074)
	Chevron Corp., expiring November 2009
	at USD 73.037, Broker JPMorgan Chase		580	(66,700)
	The Coca-Cola Co., expiring November 2009
	at USD 54.909, Broker Deutsche Bank AG		580	(48,424)
	Computer Sciences Corp., expiring October
	2009 at USD 22.017, Broker JPMorgan Chase		580	(89,900)
	E.I. du Pont de Nemours & Co., expiring October
	2009 at USD 35.048, Broker Deutsche Bank AG		580	(16,547)
	Exxon Mobil Corp., expiring October 2009
	at USD 71.15, Broker UBS Warburg		580	(5,800)
	General Electric Co., expiring October 2009
	at USD 17.69, Broker Deutsche Bank AG		580	(19,169)
	Hewlett-Packard Co., expiring November 2009
	at USD 48.863, Broker JPMorgan Chase		580	(44,660)
	Home Depot, Inc., expiring November 2009
	at USD 27.63, Broker UBS Warburg		580	(33,060)
	Intel Corp., expiring November 2009
	at USD 20.064, Broker JPMorgan Chase		580	(33,640)
	International Business Machines Corp., expiring
	November 2009 at USD 122.374,
	Broker JPMorgan Chase		580	(146,740)

Dow 30 Premium & Dividend Income Fund Inc.
Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Number of
Options Written	Contracts	Value
JPMorgan Chase & Co., expiring November 2009 at
USD 46.226, Broker BNP Paribas	580	$(72,500)
Johnson & Johnson, expiring November 2009 at USD 62.758, Broker JPMorgan Chase	580	(30,160)
Kraft Foods, Inc., expiring November 2009 at USD 26.80, Broker UBS Warburg	580	(32,306)
McDonald’s Corp., expiring November 2009 at USD 58.885, Broker Deutsche Bank AG	580	(40,838)
Merck & Co., Inc., expiring November 2009 at USD 32.806, Broker JPMorgan Chase	580	(41,180)
Microsoft Corp., expiring October 2009 at USD 24.97, Broker UBS Warburg	580	(57,304)
Pfizer, Inc., expiring October 2009 at USD 17.04,
Broker HSBC Securities	580	(2,320)
The Procter & Gamble Co., expiring October 2009 at USD 55.14, Broker UBS Warburg	580	(163,502)
The Travelers Cos., Inc., expiring October 2009 at
USD 51.23, Broker UBS Warburg	580	(4,524)
United Technologies Corp., expiring October 2009 at USD 61.42, Broker UBS Warburg	580	(34,800)
Verizon Communications, Inc., expiring October
2009 at USD 31.584, Broker BNP Paribas	580	(580)
Wal-Mart Stores, Inc., expiring October 2009 at USD 53.01, Broker UBS Warburg	580	(116)
Walt Disney Co., expiring October 2009 at USD 29.515, Broker HSBC Securities	580	(11,600)
Total Options Written
(Premiums Received - $1,463,743) - (0.9%)		(1,365,558)
Total Investments, Net of Options Written
(Cost - $156,855,965) - 99.4%		157,125,887
Other Assets Less Liabilities - 0.6%		941,701

Net Assets - 100.0%		$158,067,588

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$158,323,441

Gross unrealized appreciation	$19,699,295
Gross unrealized depreciation	(19,531,291)

Net unrealized appreciation	$168,004

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized
Affiliate	Cost	Cost	Loss	Income
Bank of America Corp.	-	$608,760	$408,714	$3,986

Dow 30 Premium & Dividend Income Fund Inc.

Schedule of Investments as of September 30, 2009 (Unaudited)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair value measurements - various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments *
	Assets	Liabilities
Level 1	$157,491,456	-
Level 2	999,989	$(1,365,558)
Level 3	-	-
Total	$158,491,445	$(1,365,558)

* Other financial instruments are options.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow 30SM Premium & Dividend Income Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri Chief Executive Officer (principal executive officer) of Dow 30SM Premium & Dividend Income Fund Inc.

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri Chief Executive Officer (principal executive officer) of Dow 30SM Premium & Dividend Income Fund Inc.

Date: November 13, 2009

By:	/s/ James E. Hillman
James E. Hillman Chief Financial Officer (principal financial officer) of Dow 30SM Premium & Dividend Income Fund Inc.

Date: November 13, 2009